Warrants Activity (Details) (USD $)	Aug. 29, 2011	Jun. 30, 2011
Warrants Activity
Agreement to issue warrants to North American Gold Corp (North American). in a private placement	100,000	100,000
Price per unit	$ 1.00	$ 1.00
One Warrant to purchase a share of Common Stock at	$ 1.20	$ 1.20
Amount of cash proceeds	$ 100,000	$ 100,000
Fair market value of the Warrants on the date of issuance	$ 44,000	$ 15,467
Discount rate on warrants price	0.49%	1.90%
Expected life of warratns	3	3
Expected volatality	536.00%	386.00%
Expected dividends	0.00%	0.00%